Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Trade and other receivables.
Trade receivables, gross	$ 7,345	$ 12	$ 14
Less: allowance for credit losses (Note 3.1(b)(ii))	(1,855)
Trade receivables, net	5,490	12	14
Rebate receivables	436
Deposits	1,121	196	148
Loans receivables	3,858
Interest receivables	127	11
Others	166
Sub-total	11,198	219	162
Prepaid media costs	4,363
Prepayments	1,458	137	40
VAT recoverable	101
Trade and other receivables	17,120	356	202
Less: non-current rental deposits	(495)
Total	$ 16,625	$ 356	$ 202